Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 418,807,430	$ 20,347	$ 480,299,772
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	24,599,324
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	80,031,350
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,292,314
2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 308,884,442